SHAREHOLDERS' EQUITY (Details 4) (USD $)	12 Months Ended
Dec. 31, 2012
Number of options	543,135
Grant Date 1 [Member]
Grant date	Aug. 28, 2007	[1]
Number of options	20,475	[1]
Exercise price	$ 1.29	[1]
Expiration date	Aug. 28, 2017	[1]
Grant Date 2 [Member]
Grant date	May 27, 2009	[1]
Number of options	30,000	[1]
Exercise price	$ 1.56	[1]
Expiration date	May 27, 2019	[1]
Grant Date 3 [Member]
Grant date	Feb. 12, 2012	[2]
Number of options	309,492	[2]
Exercise price	$ 2.00	[2]
Expiration date	Feb. 12, 2017	[2]
Grant Date 4 [Member]
Grant date	Apr. 26, 2012	[3]
Number of options	90,000	[3]
Exercise price	$ 2.00	[3]
Expiration date	Mar. 19, 2017	[3]
Grant Date 5 [Member]
Grant date	Jun. 27, 2012	[4]
Number of options	2,988	[4]
Exercise price	$ 1.75	[4]
Expiration date	Jun. 21, 2022	[4]
Grant Date 6 [Member]
Grant date	Nov. 30, 2012	[5]
Number of options	90,180	[5]
Exercise price	$ 2.00	[5]
Expiration date	Nov. 30, 2017	[5]

[1]	In August 2007 and May 2009, the Company granted 20,475 and 30,000 fully vested options, respectively, to the pre-clinical development consultant. The fair value of the options was $ 29 (unaudited) and $ 33, respectively. Since the exercise price of such options is denominated in a currency that is different from the Company's functional currency, the Company accounts for such options as a liability. The fair value of the options was estimated each cut-off date using the Black-Scholes options valuation model.The changes in fair value were recorded as financial expense (income). The Company recorded financial income in the amount of $ 3 for each of the years ended December 31, 2012 and 2011. The Company also recorded financial expense in the amount of $ 5 for the year ended 2010.In June 2012, the Company increased and changed the denominated currency of the exercise price of the options that were issued in May 2009 from £ 0.8 to $ 1.56 resulting in the options being reclassified from a liability to equity. The Company accounted for this change as a modification in accordance with ASC 718. The Company calculated the incremental value of this modification. Since there was no incremental value, the Company only reclassified the related liability in the amount of $ 35 to additional paid-in capital.
[2]	On February 12, 2012, the Company settled part of an outstanding debt to a related party by issuance of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each. See also Note 12.
[3]	In 2011, the Company granted 35,000 fully vested warrants to the Finder (as defined below) under a consulting agreement that was signed in 2011 ("2011 Consulting Agreement"). The exercise price was $ 1 and the contractual life is five years. The fair value of the warrants in the amount of $ 45 was recorded to additional paid-in capital. In the months January and February 2012, the Company granted additional 10,000 fully vested warrants to the Finder under the 2011 Consulting Agreement. The exercise price was $ 1 per share and the contractual life is five years. The fair value of the warrants in the amount of $ 12 was recorded to additional paid-in capital. In April 2012, the Company modified the amount of warrants that were granted to the Finder from a total of 45,000 warrants to 90,000 warrants and also modified the exercise price from $ 1 to $ 2. The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded compensation cost in a total amount of $ 38 to additional paid-in capital On February 29, 2012, the Company entered into an agreement with an independent contractor (the "Finder"), for the purpose of introducing the Company to potential investors ("Finder's Agreement"). In the event that during the term of this agreement, an approved investor will consummate a cash investment, then the Finder shall be entitled to (i) a cash payment in an amount equal to 7% of the amount invested; and (ii) that number of ordinary shares of the Company issuable for a cash investment equal to 7% of the investment amount based upon the price per share pursuant to which the approved investor participated; less consulting consideration otherwise paid or payable to the Finder pursuant to a new consulting agreement that was signed in 2012 (the "2012 Consulting Agreement").Between March through June 2012, the Company committed to grant an additional 20,000 fully vested warrants to the Finder under the 2012 Consulting Agreement (the "Finder's Warrants"). The exercise price was $ 2 per share and the contractual life is five years. The board of directors did not ratify the grant of the Finder's Warrants. Pursuant to the terms of the Finder's Agreement, the Company only issued, in September 2012, 16,279 ordinary shares, £0.01 par value each, and is obligated to pay $ 28 in cash, in relation with the August Financing (the "August Finder's Fee"), since the consulting fees pursuant to 2012 Consulting Agreement were lower than August Finder's Fee. The Company recorded an amount of $ 52 of stock-based compensation expenses in the statement of comprehensive loss during the year ended December 31, 2012. After the August Financing, the Consulting Agreement was terminated.
[4]	On June 27, 2012, the Company granted 2,988 options which shall vest on December 27, 2012. The Company recorded compensation expense in the amount of $ 2 in the statement of comprehensive loss during the year ended December 31, 2012.
[5]	On August 23, 2012, the Company entered into an agreement with an agent (the "Agent") to advise the Company on a private placement offering and as a contact with potential financing sources for the Company (the "Agent Agreement"). The Company agreed to pay the Agent a cash transaction fee in the amount of between 7% - 8% of the amount of the financing; and warrants equal to 7% - 8% of the stock and warrants issued in the financing at an exercise price equal to the investor's warrant exercise price. If the Agent raises at least $ 5,000, then he is entitled to receive a total of 10% warrants, retroactively. The consideration that is paid to the Agent is treated as issuance expenses. Pursuant to the terms of the Agent Agreement, the Company issued 90,180 warrants and paid $ 120 in cash, for advisory services in relation with the November 2012 Financing.